Segregated funds - Summary of Changes in Net Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of segregated funds net assets [Line Items]
Segregated funds net assets	$ 1,663	$ 1,368
Level 1 [member] | Segregated funds net assets [member]
Disclosure of segregated funds net assets [Line Items]
Cash	31	19
Investment in mutual funds	1,631	1,348
Other assets (liabilities) net	1	1
Segregated funds net assets	$ 1,663	$ 1,368	$ 1,216